VANECK URANIUM+NUCLEAR ENERGY ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS : 100.2%
Australia : 11.3%
Boss Energy Ltd. * † 2,203,869 $ 5,015,401
Deep Yellow Ltd. * † 5,489,562 5,271,132
Paladin Energy Ltd. * † 1,611,026 12,907,497
Silex Systems Ltd. * † 1,468,281 4,392,300
27,586,330
Canada : 17.1%
Cameco Corp. (USD) † 346,358 16,542,058
Denison Mines Corp. (USD) *
† 5,903,748 10,803,859
Fission Uranium Corp. * † 4,581,677 3,493,192
NexGen Energy Ltd. (USD) *
† 1,687,803 11,021,353
41,860,462
China : 4.4%
CGN Power Co. Ltd. (HKD)
144A 27,793,000 10,684,567
Underline
Czech Republic : 4.0%
CEZ AS † 255,047 9,939,315
Underline
Finland : 5.0%
Fortum Oyj † 741,005 12,225,218
Underline
Italy : 4.4%
Endesa SA 489,265 10,716,728
Underline
Jersey, Channel Islands : 3.6%
Yellow Cake Plc 144A * 1,187,855 8,929,035
Underline
Kazakhstan : 3.7%
NAC Kazatomprom JSC (USD)
(GDR) 247,117 9,019,771
Underline
Number
of Shares Value
South Korea : 2.4%
KEPCO Engineering &
Construction Co., Inc. 114,195 $ 5,842,059
Underline
United States : 44.3%
BWX Technologies, Inc. 132,390 14,390,793
Centrus Energy Corp. * † 89,662 4,917,961
Constellation Energy Corp. 91,018 23,666,500
Encore Energy Corp. * 1,318,264 5,325,787
Energy Fuels, Inc. * † 929,278 5,101,736
NuScale Power Corp. * † 532,289 6,163,907
Oklo, Inc. * † 486,399 3,934,968
PG&E Corp. 755,115 14,928,623
Public Service Enterprise
Group, Inc. 206,300 18,404,023
Uranium Energy Corp. * † 1,841,449 11,435,398
108,269,696
Total Common Stocks
(Cost: $208,925,376) 245,073,181
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
8.6%
Money Market Fund: 8.6%
(Cost: $20,949,238)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 20,949,238 20,949,238
Total Investments: 108.8%
(Cost: $229,874,614) 266,022,419
Liabilities in excess of other assets: (8.8)% (21,488,215)
NET ASSETS: 100.0% $ 244,534,204
Definitions:
GDR Global Depositary Receipt
HKD Hong Kong Dollar
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $54,226,288.
* Non-income producing
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $19,613,602, or 8.0% of net assets.